SIGNIFICANT ACCOUNTING POLICIES (Schedule of Redeemable Non-Controlling Interests) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Balance as of January 1, 2019	$ 1,755
Redeemable non-controlling interests at the acquisition of ESC BAZ		1,533
Adjustment to the redemption value of redeemable non-controlling interests	576	227
Net income attributable to redeemable non-controlling interests	552	95
Foreign currency translation adjustments	165	(100)
Balance as of December 31, 2019	$ 3,048	$ 1,755